Right of use assets and lease debt - Summary of lease cost recognized in profit or loss (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Statement [line items]
Depreciation expense of right-of-use assets	$ 23,593,566
Interest expense on lease liabilities	7,940,240
Expense relating to short-term leases	1,980,361
Expense relating to leases of low-value assets	25,935
Variable lease payments	1,299,502
Total	34,839,604
Other [Member]
Statement [line items]
Depreciation expense of right-of-use assets	18,176,521
Interest expense on lease liabilities	5,654,721
Expense relating to short-term leases	1,978,403
Expense relating to leases of low-value assets	25,935
Variable lease payments	1,299,502
Total	27,135,082
Related Party [Member]
Statement [line items]
Depreciation expense of right-of-use assets	5,417,045
Interest expense on lease liabilities	2,285,519
Expense relating to short-term leases	1,958
Total	$ 7,704,522